OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other intangibles assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,033,884	$ 848,681
Other intangibles assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,634,149	1,289,253
Other intangibles assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(600,265)	(440,572)
Software and information technology applications purchased
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	660,280	552,443
Software and information technology applications purchased | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	621,993	444,195
Software and information technology applications purchased | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	38,287	108,248
Software and information technology applications purchased | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,035,643	845,402
Software and information technology applications purchased | Cost | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	927,246	681,167
Software and information technology applications purchased | Cost | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	108,397	164,235
Software and information technology applications purchased | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(375,363)	(292,959)
Software and information technology applications purchased | Accumulated depreciation and amortization | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(305,253)	(236,972)
Software and information technology applications purchased | Accumulated depreciation and amortization | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(70,110)	(55,987)
Licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	320,655	253,728
Licences | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	85,347	67,119
Licences | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	235,308	186,609
Licences | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	529,074	391,726
Licences | Cost | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	117,330	86,249
Licences | Cost | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	411,744	305,477
Licences | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(208,419)	(137,998)
Licences | Accumulated depreciation and amortization | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(31,983)	(19,130)
Licences | Accumulated depreciation and amortization | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(176,436)	(118,868)
Other intangible assets excluding software and information technology applications purchased and licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	52,949	42,510
Other intangible assets excluding software and information technology applications purchased and licences | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	69,432	52,125
Other intangible assets excluding software and information technology applications purchased and licences | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (16,483)	$ (9,615)